CHANGES IN NON-CASH WORKING CAPITAL (Tables)	12 Months Ended
Oct. 31, 2023
Changes In Non-cash Working Capital
Schedule of non cash working capital

Years ended October 31,	2023	2022	2021
	$	$	$
Accounts receivable	(465,465)	(904,711)	(412,060)
Inventory and biological assets	(767,636)	(94,595)	(1,359,567)
Prepaid expenses and other assets	(40,513)	5,267	(196,261)
Accounts payable and accrued liabilities	569,451	(124,334)	(294,846)
Interest payable	-	(13,750)	4,383
Unearned revenue	(28,024)	(95,389)	-
Deferred rent	-	-	(10,494)
Income taxes payable	55,024	56,401	137,131
Total	(677,163)	(1,171,111)	(2,131,714)